UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - DSUs for trustees/directors shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares) | shares	123	101
New grants and distributions, Number of shares (in shares) | shares	24	22
Settled, Number of shares (in shares) | shares	(5)	0
Outstanding, Number of shares, ending balance (in shares) | shares	142	123
Outstanding, Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 65.70	$ 64.58
New grants and distributions, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	75.40	70.71
Settled, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	80.97	0
Outstanding, Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 66.78	$ 65.70